PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2014
PROPERTY AND EQUIPMENT, NET [Abstract]
Schedule of Property and Equipment, Net
	December 31,
	2014	2013
Cost:

Computers and peripheral equipment	$2,866	$3,008
Office furniture and equipment	492	482
Motor Vehicles	13	13
Leasehold improvements	349	342

	3,720	3,845
Accumulated depreciation	3,323	3,406

Depreciated cost	$397	$439